Trade accounts payable and other	12 Months Ended
Dec. 31, 2024
Trade and other payables [abstract]
Trade accounts payable and other

7.           Trade accounts payable and other

Trade accounts payable in the consolidated statement of financial position as at December 31, 2024 and 2023, amounted to $3,589 and $362, respectively. Trade accounts payable are non-interest bearing.